SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details) - S G D [Member]	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024
Period End [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Transaction amount of exchange rate	1.2835	1.3493	1.3045
Period Average [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Transaction amount of exchange rate	1.3009	1.3493	1.3045